Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Lease [Abstract]
Schedule Future Minimum Lease Payments Under Non-cancellable Operating Leases

The Corporation as lessee and other contractual commitments

At December 31, 2018, the Corporation’s future minimum lease payments under non-cancellable operating leases and other obligations aggregate to $346.4 million and are payable as follows:

In thousands of U.S. Dollars	Within one year	Later than one year but not later than 5 years	More than 5 years
Lease obligations	61,423	154,374	26,013
Other contractual commitments	40,011	54,054	10,561
Total	101,434	208,428	36,574

Schedule Future Minimum Lease Receipts Under Non-cancellable Operating Leases

The Corporation as lessor

At December 31, 2018, the Corporation’s future minimum lease receipts under non-cancellable operating leases aggregate to $14.8 million and are receivable as follows;

In thousands of U.S. Dollars	Within one year	Later than one year but not later than 5 years	More than 5 years
Lease obligations	1,863	7,452	5,533
Total	1,863	7,452	5,533